Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.2%
		Argentina: 0.1%
9,652		Telecom Argentina SA ADR	$ 81,366	0.1

		Brazil: 3.7%
151,985		Atacadao Distribuicao Comercio e Industria Ltd.	565,114	0.4
25,189		Banco Santander Brasil SA	185,389	0.1
93,300		BB Seguridade Participacoes SA	504,866	0.3
132,904		CCR SA	323,739	0.2
124,209		Cia Siderurgica Nacional S.A.	547,388	0.4
72,629		JBS SA	313,839	0.2
95,588		Petrobras Distribuidora SA	367,372	0.2
11,971		Porto Seguro SA	107,679	0.1
40,683		Sul America SA	322,508	0.2
31,400		Telefonica Brasil SA	256,831	0.2
52,300		Ultrapar Participacoes SA	198,368	0.1
130,209		Vale SA	1,891,134	1.3
		5,584,227		3.7

		Chile: 0.2%
851,169		Colbun SA	136,294	0.1
46,842		Falabella SA	160,526	0.1
		296,820		0.2

		China: 38.8%
184,000		Air China Ltd. - H Shares	148,446	0.1
39,011	(1)	Alibaba Group Holding Ltd. ADR	10,273,937	6.8
51,500	(2)	A-Living Smart City Services Co. Ltd - H Shares	217,051	0.2
136,500		Anhui Conch Cement Co., Ltd. - H Shares	872,490	0.6
51,000		Anta Sports Products Ltd.	692,069	0.5
46,400		Apeloa Pharmaceutical Co. Ltd. - A Shares	147,131	0.1
3,229		Autohome, Inc. ADR	304,882	0.2
1,081,500	(2)	BAIC Motor Corp. Ltd. - H Shares	404,782	0.3
1,174,000		Bank of China Ltd. - H Shares	414,371	0.3
641,000		Bank of Communications Co., Ltd. - H Shares	354,222	0.2
314,300		Bank of Jiangsu Co. Ltd. - A Shares	297,609	0.2
62,500		Bank of Nanjing Co. Ltd. - A Shares	81,982	0.1
62,800		Beijing Kunlun Tech Co. Ltd. - A Shares	210,449	0.1
175,000		Beijing-Shanghai High Speed Railway Co. Ltd. - A Shares	153,874	0.1
784,000		Bosideng International Holdings Ltd.	343,187	0.2
47,200		By-health Co. Ltd.	179,982	0.1
146,000		China Aoyuan Group Ltd.	152,028	0.1
555,000		China CITIC Bank Corp. Ltd. - H Shares	240,060	0.2
396,000		China Communications Services Corp., Ltd. - H Shares	211,037	0.1
2,080,000		China Construction Bank - H Shares	1,626,004	1.1
918,000		China Everbright Bank Co. Ltd. - H Shares	358,077	0.2
120,000		China Lesso Group Holdings Ltd.	214,499	0.2
147,000		China Life Insurance Co., Ltd. - H Shares	331,737	0.2
475,000		China Medical System Holdings Ltd.	485,004	0.3
192,500		China Merchants Bank Co., Ltd. - H Shares	1,220,117	0.8
156,000		China Mobile Ltd.	930,572	0.6
574,000		China National Building Material Co., Ltd. - H Shares	752,532	0.5
205,500		China Overseas Land & Investment Ltd.	500,349	0.3
272,000		China Railway Construction Corp. Ltd. - H Shares	179,743	0.1
616,000		China Resources Cement Holdings Ltd. - H Shares	765,028	0.5
138,000		China Resources Land Ltd.	597,221	0.4
416,000		China Shenhua Energy Co., Ltd. - H Shares	802,329	0.5
1,298,000		China Telecom Corp., Ltd. - H Shares	390,600	0.3
1,204,000	(2)	China Tower Corp. Ltd. - H Shares	188,797	0.1
754,000		China Traditional Chinese Medicine Holdings Co. Ltd.	354,361	0.2
586,000		China Unicom Hong Kong Ltd.	351,711	0.2
438,000	(2)	China Yuhua Education Corp. Ltd.	413,633	0.3
590,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	252,982	0.2
374,000		CIFI Holdings Group Co. Ltd.	323,227	0.2
126,000		CITIC Securities Co. Ltd. - H Shares	283,396	0.2
625,000		CNOOC Ltd.	621,917	0.4
438,000		COSCO Shipping Energy Transportation Co. Ltd. - H Shares	192,691	0.1
108,000		Country Garden Holdings Co. Ltd.	142,418	0.1
61,000		Country Garden Services Holdings Co. Ltd. - H Shares	340,837	0.2
559,360		CSPC Pharmaceutical Group Ltd.	543,730	0.4

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
310,500	(2)	Dali Foods Group Co. Ltd.	$ 192,293	0.1
2,700		G-bits Network Technology Xiamen Co. Ltd.	154,327	0.1
873,200		GD Power Development Co. Ltd. - A Shares	285,690	0.2
152,560		Giant Network Group Co. Ltd.	413,328	0.3
63,000		Haier Electronics Group Co. Ltd.	300,328	0.2
87,900		Huaxin Cement Co. Ltd.	328,285	0.2
69,600		Hubei Jumpcan Pharmaceutical Co. Ltd. - A Shares	231,435	0.2
2,789,592		Industrial & Commercial Bank of China - H Shares	1,762,255	1.2
73,700		Industrial Bank Co. Ltd. - A Shares	235,407	0.2
22,600		Jafron Biomedical Co. Ltd.	224,085	0.2
18,087	(1)	JD.com, Inc. ADR	1,543,726	1.0
100,200		Joincare Pharmaceutical Group Industry Co. Ltd.	213,323	0.2
38,471		Joyoung Co. Ltd. - A Shares	191,228	0.1
829,000		Kaisa Group Holdings Ltd. - H Shares	436,141	0.3
166,000		Kingboard Holdings Ltd.	634,239	0.4
445,500		Kingboard Laminates Holdings Ltd.	718,714	0.5
284,000		Lenovo Group Ltd.	202,332	0.1
151,500		Li Ning Co. Ltd.	818,549	0.6
54,000	(1)	Meituan Class B	2,019,406	1.3
538,500		Metallurgical Corp. of China Ltd. - A Shares	229,385	0.2
120,700		New China Life Insurance Co. Ltd. - H Shares	507,074	0.3
548,000		PICC Property & Casualty Co., Ltd. - H Shares	452,160	0.3
74,500		Ping An Bank Co. Ltd. - A Shares	223,467	0.2
171,000		Ping An Insurance Group Co. of China Ltd. - H Shares	2,011,225	1.3
1,428,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	807,157	0.5
241,585		RiseSun Real Estate Development Co. Ltd. - A Shares	268,641	0.2
98,200		Sany Heavy Industry Co. Ltd. - A Shares	458,489	0.3
31,000		Shandong Buchang Pharmaceuticals Co. Ltd. - A Shares	113,826	0.1
469,600		Shanghai 2345 Network Holding Group Co. Ltd. - A Shares	181,274	0.1
185,100		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	313,007	0.2
138,400		Shanghai Yuyuan Tourist Mart Group Co. Ltd.	189,986	0.1
185,600		Shanxi Xishan Coal & Electricity Power Co. Ltd. - A Shares	154,860	0.1
9,000		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	460,387	0.3
39,000		Shimao Group Holdings Ltd.	145,360	0.1
43,200		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	135,405	0.1
236,200		Sichuan Languang Development Co. Ltd. - A Shares	185,404	0.1
483,000		Sino Biopharmaceutical Ltd.	484,738	0.3
116,000		Sinopharm Group Co. - H Shares	287,129	0.2
187,000		Sinotruk Hong Kong Ltd.	465,990	0.3
68,200		Tangshan Jidong Cement Co. Ltd. - A Shares	164,625	0.1
125,600		Tencent Holdings Ltd.	9,155,957	6.1
168,000		Weichai Power Co. Ltd. - H Shares	343,103	0.2
230,530		Wuchan Zhongda Group Co. Ltd. - A Shares	161,143	0.1
44,100		Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	175,218	0.1
8,600		Wuliangye Yibin Co. Ltd. - A Shares	331,680	0.2
170,000		Yanzhou Coal Mining Co., Ltd. - H Shares	140,365	0.1
990,000		Yuexiu Property Co. Ltd. - H Shares	205,787	0.1
		58,521,034		38.8

		Colombia: 0.6%
1,057,741		Ecopetrol SA	612,659	0.4
39,161		Grupo de Inversiones Suramericana SA	236,953	0.2
		849,612		0.6

		Egypt: 0.7%
115,128		Commercial International Bank Egypt SAE	453,029	0.3
292,872		Eastern Co. SAE	200,746	0.2
567,674		ElSewedy Electric Co.	328,273	0.2
		982,048		0.7

		Hungary: 0.3%
12,155	(1)	OTP Bank Nyrt	483,759	0.3

		India: 8.2%
43,061		Adani Ports & Special Economic Zone, Ltd.	238,370	0.2
27,974		Cipla Ltd.	279,683	0.2
8,857		Colgate-Palmolive India Ltd.	180,286	0.1

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
4,997		Dr Reddys Laboratories Ltd.	$ 324,736	0.2
98,781		HCL Technologies Ltd.	1,090,390	0.7
157,363		Hindalco Industries Ltd.	476,126	0.3
31,054		Hindustan Unilever Ltd.	892,745	0.6
118,818	(1)	ICICI Bank Ltd.	757,400	0.5
112,394		Infosys Ltd.	1,678,646	1.1
140,240		ITC Ltd.	365,411	0.2
41,484		Motherson Sumi Systems Ltd.	82,354	0.1
4,267		Nestle India Ltd.	1,026,901	0.7
344,310		Oil & Natural Gas Corp., Ltd.	360,908	0.2
66,924		Petronet LNG Ltd.	226,508	0.1
11,251		Piramal Enterprises, Ltd.	207,531	0.1
245,205		REC Ltd.	399,882	0.3
9,116		Reliance Industries Ltd.	235,729	0.2
24,077		Tata Consultancy Services Ltd.	865,155	0.6
83,898		Tech Mahindra Ltd.	986,202	0.7
389,536		Vedanta Ltd.	629,901	0.4
237,689		Wipro Ltd.	1,123,130	0.7
		12,427,994		8.2

		Indonesia: 2.3%
638,700		Ace Hardware Indonesia Tbk PT	71,653	0.0
3,372,400		Adaro Energy Tbk PT	332,020	0.2
602,800		Astra International Tbk PT	225,703	0.1
467,900		Bank Central Asia Tbk PT	1,027,669	0.7
861,500		Bank Mandiri Persero TBK PT	386,401	0.3
788,100		Bank Rakyat Indonesia	227,939	0.1
51,900	(1)	Gudang Garam Tbk PT	155,172	0.1
1,997,400		Hanjaya Mandala Sampoerna Tbk PT	215,498	0.1
373,800		Indah Kiat Pulp and Paper Corp. Tbk PT	229,505	0.2
148,900		Indofood CBP Sukses Makmur TBK PT	104,376	0.1
569,000		Indofood Sukses Makmur Tbk PT	285,886	0.2
1,010,900		Kalbe Farma Tbk PT	107,711	0.1
358,500		Telekomunikasi Indonesia Persero Tbk PT	81,938	0.1
		3,451,471		2.3

		Malaysia: 1.2%
84,900		Genting Bhd	84,316	0.0
102,700		Hong Leong Bank BHD	432,496	0.3
42,200		Hong Leong Financial Group Bhd	169,863	0.1
188,800		MISC Bhd	313,805	0.2
93,500		Public Bank BHD	397,860	0.3
305,500		RHB Bank Bhd	385,211	0.2
50,600		Top Glove Corp. Bhd	88,499	0.1
		1,872,050		1.2

		Mexico: 1.7%
941,059		America Movil SAB de CV	702,642	0.5
50,561		Coca-Cola Femsa SAB de CV	227,509	0.1
258,700		Fibra Uno Administracion SA de CV	258,185	0.2
64,071		Fomento Economico Mexicano SAB de CV	462,853	0.3
20,941		Gruma SAB de CV	231,467	0.2
140,401		Grupo Mexico SA de CV Series B	510,606	0.3
90,700	(1)	Grupo Televisa S.A.	145,809	0.1
		2,539,071		1.7

		Peru: 0.4%
3,721		Credicorp Ltd.	572,699	0.4

		Philippines: 0.5%
120,000		BDO Unibank, Inc.	258,149	0.2
4,445		Globe Telecom, Inc.	179,884	0.1
155,330		International Container Terminal Services, Inc.	378,081	0.2
		816,114		0.5

		Poland: 0.3%
56,830	(1)	Powszechny Zaklad Ubezpieczen SA	381,229	0.3

		Qatar: 0.5%
327,576		Barwa Real Estate Co.	296,546	0.2
302,136		Commercial Bank PQSC	359,318	0.2
25,226		Industries Qatar QSC	76,015	0.0
18,513		Qatar Islamic Bank SAQ	84,580	0.1
		816,459		0.5

		Romania: 0.1%
18,621		NEPI Rockcastle PLC	94,727	0.1

		Russia: 2.9%
13,955,734		Inter RAO UES PJSC	937,235	0.6
12,970		Lukoil PJSC	858,655	0.6
1,030,985		Magnitogorsk Iron & Steel Works PJSC	567,544	0.4
2,763		MMC Norilsk Nickel OJSC	776,853	0.5
7,152		PhosAgro OJSC GDR	91,351	0.0
1,550,368		Surgutneftegas PJSC	716,151	0.5
65,559		Tatneft PJSC	422,722	0.3
		4,370,511		2.9

		Saudi Arabia: 1.8%
13,839		Abdullah Al Othaim Markets Co.	470,013	0.3
71,250		Al Rajhi Bank	1,420,973	1.0
13,814		Jarir Marketing Co.	648,233	0.4
32,994		Saudi Industrial Investment Group	230,270	0.1
		2,769,489		1.8

		South Africa: 3.1%
3,242		Anglo American Platinum Ltd.	235,161	0.2
32,425		Bidvest Group Ltd.	339,925	0.2
26,337		Clicks Group Ltd.	399,283	0.3
10,344		Discovery Ltd.	81,937	0.1

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Africa: (continued)
29,152		Gold Fields Ltd.	$ 252,779	0.2
47,416		Impala Platinum Holdings Ltd.	496,125	0.3
14,955		Kumba Iron Ore Ltd.	508,287	0.3
80,363		MTN Group Ltd.	345,104	0.2
34,156		MultiChoice Group	285,530	0.2
5,385		Naspers Ltd.	1,082,584	0.7
11,421		Nedbank Group Ltd.	90,027	0.1
36,811		Rand Merchant Investment Holdings Ltd.	72,499	0.0
34,241		Remgro Ltd.	202,198	0.1
35,449		Sibanye Stillwater Ltd.	118,115	0.1
29,126		Vodacom Group Pty Ltd.	231,149	0.1
		4,740,703		3.1

		South Korea: 9.6%
6,549		CJ Corp.	467,848	0.3
8,448		Daelim Industrial Co., Ltd.	611,411	0.4
8,935		DB Insurance Co. Ltd.	355,274	0.2
5,605		Fila Holdings Corp.	208,864	0.1
18,787		GS Engineering & Construction Corp.	538,016	0.4
13,179		GS Holdings Corp.	416,492	0.3
13,348		GS Retail Co. Ltd.	406,842	0.3
31,121		Hana Financial Group, Inc.	945,884	0.6
8,257		Hanwha Corp.	192,792	0.1
2,706		Hyundai Engineering & Construction Co. Ltd.	82,067	0.1
2,674		Hyundai Glovis Co., Ltd.	430,762	0.3
6,598		Hyundai Marine & Fire Insurance Co., Ltd.	133,181	0.1
4,006		Kakao Corp.	1,335,114	0.9
10,090		KB Financial Group, Inc.	417,122	0.3
20,984		Kia Motors Corp.	1,097,553	0.7
11,234		LG Electronics, Inc.	868,421	0.6
1,035		LG Innotek Co. Ltd.	145,370	0.1
1,903		Lotte Shopping Co. Ltd.	174,485	0.1
719		NCSoft Corp.	528,315	0.3
2,799		POSCO	593,376	0.4
18,284		Posco International Corp.	219,530	0.1
5,571		Samsung Electro-Mechanics Co. Ltd.	786,009	0.5
1,506		Samsung Fire & Marine Insurance Co. Ltd.	255,724	0.2
33,438		Shinhan Financial Group Co., Ltd.	984,613	0.7
562		Shinsegae, Inc.	116,862	0.1
13,556		SK Hynix, Inc.	1,194,533	0.8
1,850		SK Telecom Co., Ltd.	395,884	0.3
55,818		Woori Financial Group, Inc.	493,709	0.3
		14,396,053		9.6

		Taiwan: 13.2%
48,000		Catcher Technology Co., Ltd.	316,802	0.2
158,240		Chailease Holding Co. Ltd.	868,125	0.6
209,000		Chicony Electronics Co. Ltd.	625,832	0.4
334,000		Foxconn Technology Co., Ltd.	616,394	0.4
169,000		HON HAI Precision Industry Co., Ltd.	487,878	0.3
4,000		Largan Precision Co. Ltd.	452,376	0.3
28,000		MediaTek, Inc.	691,458	0.5
78,000		Novatek Microelectronics Corp., Ltd.	818,674	0.5
451,000		Pou Chen Corp.	493,993	0.3
249,000		Powertech Technology, Inc.	802,821	0.5
99,000		Quanta Computer, Inc.	267,224	0.2
79,000		Realtek Semiconductor Corp.	1,026,952	0.7
71,000		Synnex Technology International Corp.	110,828	0.1
531,962		Taiwan Semiconductor Manufacturing Co., Ltd.	9,054,967	6.0
334,000		Uni-President Enterprises Corp.	761,846	0.5
857,000		United Microelectronics Corp.	1,217,404	0.8
70,000		Walsin Technology Corp.	477,640	0.3
16,000		Yageo Corp.	248,083	0.2
122,000		Zhen Ding Technology Holding Ltd.	528,717	0.4
		19,868,014		13.2

		Thailand: 1.6%
46,300		Advanced Info Service PCL	268,648	0.2
21,700		Electricity Generating PCL	154,959	0.1
408,900		Indorama Ventures PCL	432,592	0.3
1,258,100		Krung Thai Bank PCL	444,092	0.3
457,600		PTT PCL (Foreign)	603,937	0.4
142,200		PTT Exploration & Production PCL	452,010	0.3
		2,356,238		1.6

		Turkey: 0.5%
145,871		Eregli Demir ve Celik Fabrikalari TAS	205,070	0.1
498,386		Haci Omer Sabanci Holding AS	613,443	0.4
		818,513		0.5

		United Arab Emirates: 0.9%
255,264		Dubai Islamic Bank PJSC	309,377	0.2
517,410	(1)	Emaar Malls PJSC	256,758	0.2
556,742	(1)	Emaar Properties PJSC	480,335	0.3
50,849		Emirates Telecommunications Group Co. PJSC	239,047	0.2
		1,285,517		0.9

	Total Common Stock
	(Cost $118,088,954)		140,375,718	93.2

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.7%
22,741	iShares MSCI Emerging Markets ETF	$ 1,108,169	0.7

	Total Exchange-Traded Funds
	(Cost $1,016,262)	1,108,169	0.7

PREFERRED STOCK: 5.2%
	Brazil: 1.5%
62,717	Banco Bradesco SA	286,110	0.2
99,700	Cia Energetica de Minas Gerais	235,041	0.1
195,305	Itausa SA	387,154	0.3
33,800	Lojas Americanas SA	146,054	0.1
269,502	Petroleo Brasileiro SA	1,253,591	0.8
		2,307,950	1.5

	South Korea: 3.7%
101,615	Samsung Electronics Co., Ltd.	5,606,255	3.7

	Total Preferred Stock
	(Cost $6,199,607)	7,914,205	5.2

RIGHTS: –%
	Hong Kong: –%
1,061	(1) China Resources Mixc Lifestyle Services Ltd.	–	–

	Total Rights
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $125,304,823)	149,398,092	99.1

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
867,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $867,000)	867,000	0.6

	Total Short-Term Investments
	(Cost $867,000)	867,000	0.6

	Total Investments in Securities (Cost $126,171,823)	$ 150,265,092	99.7
	Assets in Excess of Other Liabilities	385,296	0.3
	Net Assets	$ 150,650,388	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of November 30, 2020.

Sector Diversification	Percentage of Net Assets
Information Technology	21.9%
Financials	18.6
Consumer Discretionary	15.4
Communication Services	11.5
Materials	7.7
Energy	5.7
Consumer Staples	5.3
Industrials	5.0
Health Care	3.2
Real Estate	2.9
Utilities	1.2
Exchange-Traded Funds	0.7
Short-Term Investments	0.6
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2020
Asset Table
Investments, at fair value
Common Stock
Argentina	$81,366	$–	$–	$81,366
Brazil	5,584,227	–	–	5,584,227
Chile	296,820	–	–	296,820
China	12,122,545	46,398,489	–	58,521,034
Colombia	849,612	–	–	849,612
Egypt	–	982,048	–	982,048
Hungary	–	483,759	–	483,759
India	–	12,427,994	–	12,427,994
Indonesia	–	3,451,471	–	3,451,471
Malaysia	–	1,872,050	–	1,872,050
Mexico	2,539,071	–	–	2,539,071
Peru	572,699	–	–	572,699
Philippines	–	816,114	–	816,114
Poland	–	381,229	–	381,229
Qatar	–	816,459	–	816,459
Romania	94,727	–	–	94,727
Russia	–	4,370,511	–	4,370,511
Saudi Arabia	2,069,206	700,283	–	2,769,489
South Africa	471,782	4,268,921	–	4,740,703
South Korea	–	14,396,053	–	14,396,053
Taiwan	–	19,868,014	–	19,868,014
Thailand	–	2,356,238	–	2,356,238
Turkey	–	818,513	–	818,513
United Arab Emirates	–	1,285,517	–	1,285,517
Total Common Stock	24,682,055	115,693,663	–	140,375,718
Exchange-Traded Funds	1,108,169	–	–	1,108,169
Preferred Stock	2,307,950	5,606,255	–	7,914,205
Rights	–	–	–	–
Short-Term Investments	867,000	–	–	867,000
Total Investments, at fair value	$28,965,174	$121,299,918	$–	$150,265,092
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,490,334)	$–	$(1,490,334)
Total Liabilities	$–	$(1,490,334)	$–	$(1,490,334)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2020, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2020 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

iShares MSCI Emerging Markets ETF	UBS AG	Call	12/04/20	USD	44.710	317,602	USD	15,318,262	$487,075	$(1,293,452)
iShares MSCI Emerging Markets ETF	Morgan Stanley & Co. International PLC	Call	12/18/20	USD	49.060	307,786	USD	14,844,827	232,532	(196,882)
									$719,607	$(1,490,334)

Currency Abbreviations
USD	-	United States Dollar

At November 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $127,178,934.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$31,548,001
Gross Unrealized Depreciation	(9,835,007)

Net Unrealized Appreciation	$21,712,994